Policyholder Claims and Benefits - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts	€ (24,879)	€ 19,504	€ 19,723
Other	(20)	(38)	(19)
Total	(16,680)	40,097	35,865
Life insurance general account [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	17,313	16,971	12,973
Non-Life insurance [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life	1,305	1,240	1,290
Investment contracts 1 [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for investment contracts	€ (10,398)	€ 2,420	€ 1,898

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.